SHAREHOLDERS' EQUITY - Beneficial Conversion Feature (Details)	9 Months Ended
Mar. 31, 2017 USD ($) $ / shares
SHAREHOLDERS' EQUITY
A reduction (the discount) to the additional paid-in capital | $	$ 1,009,000
Common Stock | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Conversion price (in dollars per share) | $ / shares	$ 0.47
Aggregate beneficial conversion feature | $	$ 2,600,000
A reduction (the discount) to the additional paid-in capital | $	$ 1,009,069
Amortization period for discount on beneficial conversion feature (in months)	6 months
Common Stock | Series A Preferred Stock | Minimum
SHAREHOLDERS' EQUITY
Fair value of common stock (in dollars per share) | $ / shares	$ 1.60
Common Stock | Series A Preferred Stock | Maximum
SHAREHOLDERS' EQUITY
Fair value of common stock (in dollars per share) | $ / shares	$ 1.75